Inventories	12 Months Ended
Dec. 31, 2015
Inventories

6. Inventories

DECEMBER 31	2015	2014	2013

Raw material	$339.9	$312.2	$314.8
Work in progress	243.4	240.6	232.9
Finished products	217.9	206.0	201.9
Inventories	$801.2	$758.8	$749.6

Inventory reserve at beginning of year	$(83.3)	$(87.8)	$(83.5)
Reversal of reserve	4.3	5.1	5.1
Addition to reserve	(22.2)	(10.9)	(20.8)
Write-off against reserve	5.0	4.0	10.5
Translation difference	6.4	6.3	0.9
Inventory reserve at end of year	$(89.8)	$(83.3)	$(87.8)

Total inventories, net of reserve	$711.4	$675.5	$661.8